Net Operating Revenue - Schedule of Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Net Operating Revenue [Abstract]
Gross operating revenue	R$ 98,582	R$ 89,195
Revenue deductions:
Cancellations and returns	(828)	(1,242)
Taxes on services	(5,600)	(6,006)
Total revenue deductions	(6,428)	(7,248)
Net operating revenue	R$ 92,154	R$ 81,947